AngloGold Limited Share Incentive Scheme and Plans (Details) In Millions, except Share data, unless otherwise specified	0 Months Ended	12 Months Ended										12 Months Ended					12 Months Ended					12 Months Ended
	Apr. 29, 2009	Dec. 31, 2010 ZAR	Dec. 31, 2010 USD ($)	Dec. 31, 2009 USD ($)	Dec. 31, 2008 ZAR	Dec. 31, 2008 USD ($)	Dec. 31, 2007 ZAR	Dec. 31, 2006 ZAR	May 07, 2010	Dec. 31, 2009	Dec. 31, 2007	Dec. 31, 2010 Time Related Options [Member]	Dec. 31, 2009 Time Related Options [Member]	Dec. 31, 2008 Time Related Options [Member] ZAR	Dec. 31, 2010 Time Related Options [Member] ZAR	Dec. 31, 2009 Time Related Options [Member] ZAR	Dec. 31, 2010 Performance Related Options [Member]	Dec. 31, 2009 Performance Related Options [Member]	Dec. 31, 2008 Performance Related Options [Member] ZAR	Dec. 31, 2010 Performance Related Options [Member] ZAR	Dec. 31, 2009 Performance Related Options [Member] ZAR	Dec. 31, 2010 Bonus Share Plan [Member] ZAR	Dec. 31, 2009 Bonus Share Plan [Member] ZAR	Dec. 31, 2008 Bonus Share Plan [Member] ZAR	Dec. 31, 2007 Bonus Share Plan [Member] ZAR	Dec. 31, 2010 Long Term Incentive Plan [Member] ZAR	Dec. 31, 2009 Long Term Incentive Plan [Member] ZAR	Dec. 31, 2008 Long Term Incentive Plan [Member] ZAR	Dec. 31, 2007 Long Term Incentive Plan [Member] ZAR	Dec. 31, 2010 Employee Share Ownership Plan [Member] ZAR	Dec. 31, 2009 Employee Share Ownership Plan [Member] ZAR	Dec. 31, 2008 Employee Share Ownership Plan [Member] ZAR	Dec. 31, 2010 E Ordinary Shares [Member] ZAR	Dec. 31, 2009 E Ordinary Shares [Member] ZAR	Dec. 31, 2008 E Ordinary Shares [Member] ZAR	Dec. 31, 2007 E Ordinary Shares [Member] ZAR	Dec. 31, 2006 E Ordinary Shares [Member] ZAR	Dec. 31, 2010 Ghana Employee Share Ownership Plan [Member]	Dec. 31, 2010 Price Range One [Member] ZAR	Dec. 31, 2010 Price Range Two [Member] ZAR
Employee Service Share Based Compensation Aggregate Disclosures [Abstract]
Share Based Compensation Arrangement By Share Based Payment Award Number Of Shares Authorized (Number of shares)									17,000,000
Share Based Compensation Arrangement By Share based Payment Award Previous Maximum Number Of Shares		2.75%	2.75%
Share Based Compensation Arrangement By Share Based Payment Award Maximum Employee Subscription Rate Plan Shares		5.00%	5.00%
Share Based Compensation Arrangement By Share Based Payment Award Maximum Shares Per Employee		850,000	850,000	498,080
Share Based Compensation Arrangement By Share Based Payment Award Compensation Cost			$ 59	$ 41		$ 40
Share Based Compensation Arrangement By Share Based Payment Award Number Of Shares Available For Grant (Number of shares)		11,398,904	11,398,904							5,501,005
Share Based Compensation Arrangement By Share Based Payment Award Number Of Schemes		six	six
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Outstanding at January 1, (Number of Shares)															1,000	28,000				392,000	640,000
Share Based Compensation Arrangement By Share Based Payment Award Options Exercises In Period (Number of shares)												(27,000)					(244,000)
Share Based Compensation Arrangement By Share Based Payment Award Options Forfeitures In Period (Number of shares)																	(4,000)
Outstanding at December 31,															1,000	28,000				392,000	640,000
Share Based Compensation Arrangement By Share Based Payment Award Options Exercisable Number (Number of shares)															1,000					392,000
Share Based Compensation Arrangement By Share Based Payment Award Options Outstanding Intrinsic Rand Value														13	0	5			18	33	42
Share Based Compensation Arrangement By Share Based Payment Award Options Exercised Intrinsic Value														15	5	15			3	17	49
Share Based Compensation Arrangement Options Outstanding Number (Number of Shares)												641					391,932
Share Based Compensation Arrangement By Share Based Payment Award Options Outstanding Weighted Average Remaining Contractual Term (Years)												1	1	2			3	4	5
Amount Less Than Million												Less than R1 million.																					Less than R1 million.	Less than R1 million.	Less than R1 million.
Share Based Compensation Arrangement By Share Based Payment Award Equity Instruments Other Than Options Grants In Period Weighted Average Grant Date Fair Value (ZAR Per Share)																						280.90	293.99	267.05	322.00	280.90	293.99	267.05	322.00						13	79	105.00
Share based Compensation Arrangement By Share based Payment Award Equity Instruments Other than Options Nonvested [Abstract]
Share Based Compensation Arrangement By Share Based Payment Award Equity Instruments Other Than Options Number Beginning Balance (Number of shares)																						1,296,000				1,264,000				666,000			2,395,000					75,000
Share Based Compensation Arrangement By Share Based Payment Award Equity Instruments Other Than Options Grants In Period (Number of shares)																						812,000				632,000
Share Based Compensation Arrangement By Share Based Payment Award Equity Instruments Other Than Options Exercised (Number of Shares)																						(468,000)				(85,000)				(231,000)								(25,000)
Share Based Compensation Arrangement By Share Based Payment Award Equity Instruments Other Than Options Forfeited In Period (Number of Shares)																						(88,000)				(211,000)				(21,000)			(69,000)					(1,000)
Share Based Compensation Arrangement By Share Based Payment Award Equity Instruments Other Than Options Number Ending Balance (Number of Shares)																						1,552,000				1,600,000				435,000			1,686,000					49,000
Share Based Compensation Arrangement By Share Based Payment Award Equity Instruments Other Than Options Exercisable Number (Number of Shares)																						451,000				85,000				0			0					0
Share Based Compensation Arrangement By Share Based Payment Award Equity Instruments Other Than Options Reallocated (Number of Shares)																														21,000			69,000
Share Based Compensation Arrangement By Share Based Payment Award Equity Instruments Other Than Options Cancelled (Number of Shares)																																	(709,000)
Share Based Compensation Arrangement By Share Based Payment Award Equity Instruments Other Than Options Outstanding Intrinsic Value ZAR																						508	397	238		522	387	250		142	204	216	0	0	0
Share Based Compensation Arrangement By Share Based Payment Award Equity Instruments Other Than Options Exercised Intrinsic Value ZAR																						146	75	28		26	22	11		72	58	14	0	0	0
Share Based Compensation Arrangement By Share Based Payment Award Equity Instruments Other Than Options Weighted Average Remaining Contractual Term (Years)																						7	7	8		7	7	8		1	2	3	1	2	3
Share Based Compensation Arrangement By Share Based Payment Award Weighted Average Exercise Price Outstanding Options [Abstract]
Weighted Average Exercise Price Outstanding Options at January 1, 2010 (Per Share)															194	146				242	241
Share Based Compensation Arrangement By Share Based Payment Award Options Exercises In Period Weighted Average Exercise Price (Per Share)															145					240
Share Based Compensation Arrangement By Share Based Payment Award Options Forfeitures In Period Weighted Average Exercise Price (Per Share)																				288
Weighted Average Exercise Price Outstanding Options at December 31, 2010															194	146				242	241
Share Based Compensation Arrangement By Share Based Payment Award Options Exercisable Weighted Average Exercise Price (Per Share)															194					242
Employee Share Ownership Plan Terms Of E Ordinary Shares [Abstract]
Dividend Payment Percentage To E Ordinary Shareholders In Cash		50.00%	50.00%																														50.00%
Dividend Payment Percentage To E Ordinary Shareholders To Reduce Exercise Price		50.00%	50.00%																														50.00%
Share Based Compensation Shares Authorized Under Stock Option Plans Exercise Price Range [Line Items]
Share Based Compensation Shares Authorized Under Stock Option Plans Exercise Price Range Lower Range Limit (Per Share)																																							144	212
Share Based Compensation Shares Authorized Under Stock Option Plans Exercise Price Range Upper Range Limit (Per Share)																																							211	300
Share Based Compensation Shares Authorized Under Stock Option Plans Exercise Price Range Number Of Outstanding Options		393,000	393,000																																				62,000	331,000
Share Based Compensation Shares Authorized Under Stock Option Plans Exercise Price Range Exercisable Options Weighted Average Exercise Price (Per Share)		242																																					194	251
Share Based Compensation Shares Authorized Under Stock Option Plans Exercise Price Range Outstanding Options Weighted Average Remaining Contractual Term (Years)		1.4	1.4																																				2.8	1.3
Share Based Compensation Arrangement By Share Based Payment Award Appreciation Rights [Abstract]
Share Based Compensation Arrangement By Share Based Payment Award Appreciation Rights Number (Number of shares)				20
Share Based Compensation Arrangement By Share Based Payment Award Appreciation Rights Number Of Tranches				four
Share Based Compensation Arrangement By Share Based Payment Award Appreciation Rights Share Price (Per Share)	32.15
Share Based Compensation Arrangement By Share Based Payment Award Appreciation Rights First Tranche Share Price (Per Share)				$ 28.46
Share Based Compensation Arrangement By Share Based Payment Award Appreciation Rights Second Tranche Share Price (Per Share)		39.50
Share Based Compensation Arrangement By Share Based Payment Award Appreciation Rights Income Statement Charge			2	2
Deferred Compensation Share Based Arrangements Liability Current And Non Current			2	1
Share Based Compensation Arrangement By Share Based Payment Award Bonus Share Plan [Abstract]
Share Based Compensation Arrangement By Share Based Payment Award Equity Instruments Other Than Options Service Period (Years)					three	three
Share Based Compensation Arrangement By Share Based Payment Award Bonus Plan Percentage Year1					40.00%	40.00%
Share Based Compensation Arrangement By Share Based Payment Award Bonus Plan Percentage Year2					60.00%	60.00%
Share Based Compensation Arrangement By Share Based Payment Award Bonus Share Plan Additional Percentage Vested					20.00%	20.00%
Share Based Compensation Arrangement By Share Based Payment Award Shares Issued In Period Bonus Share Plan		468,327	468,327
Share Based Compensation Arrangement By Share Based Payment Award E Ordinary Shares [Abstract]
Share Based Compensation Arrangement By Share Based Payment Award E Ordinary Shares Cancellation Period (Years)							five
Share Based Compensation Arrangement By Share Based Payment Award E Ordinary Shares Start Cancellation Period							third
Share Based Compensation Arrangement By Share Based Payment Award Fair Value Assumptions Risk Free Interest Rate					7.00%	7.00%	7.00%	7.00%
Share Based Compensation Arrangement By Share Based Payment Award Fair Value Assumptions Expected Dividend Rate					1.39%	1.39%	2.06%	2.30%
Share Based Compensation Arrangement By Share Based Payment Award Fair Value Assumptions Expected Volatility Rate					35.00%	35.00%	33.00%	36.00%
Share Based Compensation Arrangement By Share Based Payment Award E Ordinary Shares Compensation Cost			12	12		14
Share Based Compensation Arrangement By Share Based Payment Award E Ordinary Shares Unrecognized Compensation Cost			8	16		14
Share Based Compensation Arrangement By Share Based Payment Award E Ordinary Shares Weighted Average Remaining Contractual Term (Years)		3	3	4	5	5
Share Based Compensation Arrangement By Share Based Payment Award E Ordinary Shares Grant Price (Per Share)					288
Share Based Compensation Arrangement By Share Based Payment Award E Ordinary Shares Shares Awarded					one	one
Share Based Compensation Arrangement By Share Based Payment Award E Ordinary Shares Shares Previously Held					four	four
Share Based Compensation Arrangement By Share Based Payment Award E Ordinary Shares Rights Fair Value (Per Share)					76
Share Based Compensation Arrangement By Share Based Payment Award E Ordinary Shares Rights Income Statement Charge						6
Share Based Compensation Arrangement By Share Based Payment Award Employee Share Ownership Plan E S O P [Abstract]
Employee Stock Ownership Plan E S O P Fair Value (Per share)					188		306	320
Employee Stock Ownership Plan E S O P Additional Shares Awarded (Number of shares)					one	one
Employee Stock Ownership Plan E S O P Shares Previously Held (Number of shares)					four	four
Share Based Compensation Arrangement By Share Based Payment Award Equity Instruments Other Than Options Weighted Average Exercise Price [Abstract]
Weighted Average Exercise Price Outstanding Equity Instruments Other Than Options at January 1, 2010		347
Share Based Compensation Arrangement By Share Based Payment Award Equity Instruments Other Than Options Other Increase Decrease In Period Weighted Average Exercise Price (Per Share)		361
Share Based Compensation Arrangement By Share Based Payment Award Equity Instruments Other Than Options Forfeitures In Period Weighted Average Exercise Price (Per Share)		354
Share Based Compensation Arrangement By Share Based Payment Award Equity Instruments Other Than Options Cancelled Weighted Average Exercise Price (Per Share)		354
Weighted Average Exercise Price Outstanding Equity Instruments Other Than Options at December 31, 2010		366
Share Based Compensation Arrangement By Share Based Payment Award Equity Instruments Other Than Options Exercisable Weighted Average Exercise Price (Per Share)		0
Share Based Compensation Arrangement By Share Based Payment Award Long Term Incentive Plan [Abstract]
Share Based Compensation Arrangement By Share Based Payment Award Long Term Incentive Plan Plan One Shareholder Returns											40.00%
Share Based Compensation Arrangement By Share Based Payment Award Long Term Incentive Plan Plan One Adjusted Earnings											30.00%
Share Based Compensation Arrangement By Share Based Payment Award Long Term Incentive Plan Plan One Strategic Performance Measures											30.00%
Share Based Compensation Arrangement By Share Based Payment Award Long Term Incentive Plan Plan Two Shareholder Returns		30.00%	30.00%		30.00%	30.00%				30.00%
Share Based Compensation Arrangement By Share Based Payment Award Long Term Incentive Plans (Years)		three	three	three	three	three	three
Share Based Compensation Arrangement By Share Based Payment Award Long Term Incentive Plan Plan Two Adjusted Earnings		30.00%	30.00%		30.00%	30.00%				30.00%
Share Based Compensation Arrangement By Share Based Payment Award Long Term Incentive Plan Plan Two Strategic Performance Measures		40.00%	40.00%		40.00%	40.00%				40.00%
Share Based Compensation Arrangement By Share Based Payment Award Shares Issued In Period Long Term Incentive Plan (Number of Shares)		84,922	84,922
Share Based Compensation Arrangement By Share Based Payment Award Bonus Share Plan Long Term Incentive Plan Compensation Cost			45	27		20
Share Based Compensation Arrangement By Share Based Payment Award Bonus Share Plan Long Term Incentive Plan Unrecognized Compensation Cost			$ 23	$ 18		$ 12
Share Based Compensation Arrangement By Share Based Payment Award Bonus Share Plan Long Term Incentive Plan Weighted Average Remaining Contractual Term (Years)		2	2	2	2	2
Share based Compensation Arrangement By Share based Payment Award Options [Abstract]
Share based Compensation Arrangement By Share based Payment Award Options Additional Options Awarded (Number of shares)					one	one
Share based Compensation Arrangement By Share based Payment Award Options Options Previously Held (Number of shares)					four	four
Options Exercise Price (Per Share)					194
Share Based Compensation Arrangement By Share Based Payment Award Shares Issued In Period		271,162	271,162
Share based Compensation Arrangement By Share Based Payment Award Options Price Range [Abstract]
Share based Compensation Shares Authorized Under Stock Option Plans Options Granted After Year End		24,822	24,822
Share based Compensation Arrangement By Share based Payment Award Performance Related Options Outstanding [Abstract]
Share Based Compensation Arrangement By Share Based Payment Award Award Requisite Service Period (Years)		three	three
Share Based Compensation Arrangement By Share Based Payment Award Award Expiration Dating		ten	ten
Share based Compensation Arrangement By Share based Payment Award Time Related Options Outstanding [Abstract]
Share Based Compensation Arrangement By Share based Payment Award Time Related Options Exercise Period (Years)		five	five
Share based Compensation Arrangement By Share based Payment Award Time Related Options Vesting Percentage Year2		20.00%	20.00%
Share based Compensation Arrangement By Share based Payment Award Time Related Options Vesting Percentage Year3		20.00%	20.00%
Share based Compensation Arrangement By Share based Payment Award Time Related Options Vesting Percentage Year4		20.00%	20.00%
Share based Compensation Arrangement By Share based Payment Award Time Related Options Vesting Percentage Year5		40.00%	40.00%